STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Private Placement	Class A Common Stock Subject to Redemption Common Stock [Member]	Class A Common Stock Subject to Redemption Private Placement Common Stock [Member]	Class B Common Stock Common Stock [Member]	Additional Paid-in Capital Common Stock [Member]	Additional Paid-in Capital Private Placement Common Stock [Member]	Accumulated Deficit Common Stock [Member]	As Previously Reported	As Previously Reported Class A Common Stock Subject to Redemption Common Stock [Member]	As Previously Reported Class B Common Stock Common Stock [Member]	As Previously Reported Additional Paid-in Capital Common Stock [Member]	As Previously Reported Accumulated Deficit Common Stock [Member]
Beginning balance at Oct. 06, 2020	$ 0		$ 0		$ 0	$ 0		$ 0
Beginning balance, Shares at Oct. 06, 2020			0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to sponsor	25,000				$ 720	24,280
Issuance of Class B ordinary shares to sponsor, (in Shares)					7,200,000
Net Loss	(20,000)							(20,000)
Ending balance at Dec. 31, 2020	5,000		$ 0		$ 720	24,280		(20,000)	$ 5,000	$ 0	$ 720	$ 24,280	$ (20,000)
Ending Balance, Shares at Dec. 31, 2020			0		7,200,000					0	7,200,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of units	$ 214,438,838		$ 2,430			214,436,408
Sale of units (in shares)	24,300,287		24,300,287
Sale of Private Placement Units	$ 35,000,000	$ 35,000,000		$ 350			$ 34,999,650
Sale of Private Placement Warrants	6,860,057					6,860,057
Ordinary shares subject to redemption	(243,002,870)		$ (2,430)			(243,000,440)
Ordinary shares subject to redemption (in Shares)			(24,300,287)
Surrender and cancellation of Founder Shares					$ (25)	25
Surrender and cancellation of Founder Shares (in Shares)					(249,928)
Over allotment option liability	(1,056,000)					(1,056,000)
Net Loss	(5,038,764)							(5,038,764)
Ending balance at Dec. 31, 2021	$ 7,206,261		$ 350		$ 695	$ 12,263,980		$ (5,058,764)
Ending Balance, Shares at Dec. 31, 2021			3,500,000		6,950,072
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of Private Placement Units (in Shares)		3,500,000		3,500,000